Business Combinations - Components of Purchase Consideration (Detail) - Happay [Member] - USD ($) $ in Thousands	Feb. 01, 2025	Nov. 18, 2024
Disclosure of detailed information about business combination [line items]
Cash	$ 10,394
Transfer of right to receive collection from Trade receivables outstanding on transfer date	803
Contingent consideration	576
Total consideration	$ 11,773	$ 11,773